Stocks (Details)	12 Months Ended
	Dec. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares
Stocks [Line Items]
Common shares, shares authorized	57,036,094	44,120,174
Common stock, par value | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares			44,100,200
Number of votes per common share | Vote	1
Dividend unclaimed term	6 years
Common Stock [Member]
Stocks [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Ordinary shares	57,036,094	44,120,174	44,100,200	9,000,000
Register of Members [Member]
Stocks [Line Items]
Number of votes per common share | Vote	1